Note 5 - Stockholders' Equity - Common Stock Reserved for Future Issuance (Details)	Dec. 31, 2022 shares
Common stock reserved for future issuance (in shares)	15,459,615
Share-Based Payment Arrangement, Option [Member]
Common stock reserved for future issuance (in shares)	2,058,800
Stock options authorized for future grants (in shares)	16,700
Warrants [Member]
Common stock reserved for future issuance (in shares)	13,384,115